Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization and Business
Organization and Business

1. Organization and Business

Jaguar Animal Health, Inc. (“Jaguar” or the “Company”) was incorporated on June 6, 2013 (inception) in Delaware. The Company, a majority-owned subsidiary of Napo Pharmaceuticals, Inc. (“Napo” or the “Parent”) until May 13, 2015, was formed to develop and commercialize gastrointestinal products for companion and production animals. The Company is an animal health company whose activities since inception have consisted principally of raising capital, recruiting management, and performing research and development. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to complete the development and commercialization of its products before another company develops similar products. The Company operates in one segment and is headquartered in San Francisco, California.

The following series of transactions between Jaguar and Napo were executed in order to separate the Company’s business from Napo:

On June 11, 2013, Jaguar issued 2,666,666 shares of common stock to Napo in exchange for cash and services. On July 1, 2013, Jaguar entered into an employee leasing and overhead agreement (the “Service Agreement”) with Napo, under which Napo agreed to provide Jaguar with the services of certain Napo employees for research and development and the general administrative functions of Jaguar. On January 27, 2014, Jaguar executed an intellectual property license agreement with Napo pursuant to which Napo transferred fixed assets and development materials, and licensed intellectual property and technology to Jaguar. On February 28, 2014, the Service Agreement terminated and the associated employees became employees of Jaguar effective March 1, 2014.  See Notes 4 and 5 for the Service Agreement and license agreement details, respectively.

Reverse Stock Split

In October 2014, the Board of Directors and stockholders approved a 1-for-1.5 reverse stock split (the “Reverse Split”) of the Company’s outstanding shares of common stock and increased the number of authorized shares of common stock from 10,000,000 shares to 15,000,000 shares. The Company effected the Reverse Split on October 27, 2014. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into two-thirds of one share of common stock, without any action by the stockholder. Fractional shares were rounded down to the nearest whole share. All share and per share amounts have been restated to reflect the Reverse Split.

Initial Public Offering

In May 2015, the Company completed an initial public offering (“IPO”) of its common stock.  In connection with its IPO, the Company issued 2,860,000 shares of its common stock at a price to the public of $7.00 per share.  The Company’s shares of common stock began trading on the NASDAQ Capital Market on May 13, 2015.  As a result of the IPO, the Company received approximately $15.9 million in net proceeds, after deducting underwriting discounts and commissions of $1.2 million and offering expenses of $2.9 million.  At the closing of the IPO, 3,015,902 shares of outstanding convertible preferred stock were automatically converted into 2,010,596 shares of common stock.  Following the IPO, there were no shares of preferred stock outstanding.  In connection with the IPO, the Company amended its Amended and Restated Certificate of Incorporation to change the authorized capital stock to 50,000,000 shares designated as common stock and 10,000,000 shares designated as preferred stock, all with a par value of $0.0001 per share.

Liquidity

The accompanying condensed financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring operating losses since inception and has an accumulated deficit of $21,571,507 as of September 30, 2015. The Company expects to incur substantial losses in future periods. Further, the Company’s future operations are dependent on the success of the Company’s ongoing development and commercialization efforts. There is no assurance that profitable operations, if ever achieved, could be sustained on a continuing basis.

The Company plans to finance its operations and capital funding needs through equity and/or debt financing as well as revenue from future product sales. However, there can be no assurance that additional funding will be available to the Company on acceptable terms on a timely basis, if at all, or that the Company will generate sufficient cash from operations to adequately fund operating needs or ultimately achieve profitability. If the Company is unable to obtain an adequate level of financing needed for the long-term development and commercialization of its products, the Company will need to curtail planned activities and reduce costs. Doing so will likely have an adverse effect on the Company’s ability to execute on its business plan. These matters raise substantial doubt about the ability of the Company to continue in existence as a going concern. The accompanying condensed financial statements do not include any adjustments that might result from the outcome of these uncertainties.

1. Organization and Business

        Jaguar Animal Health, Inc. ("Jaguar" or the "Company") was incorporated on June 6, 2013 (inception) in Delaware. The Company, a majority-owned subsidiary of Napo Pharmaceuticals, Inc. ("Napo" or the "Parent"), was formed to develop and commercialize gastrointestinal products for companion and production animals. The Company is an animal health company in the development-stage whose activities since inception have consisted principally of raising capital, recruiting management, and performing research and development. The Company's activities are subject to significant risks and uncertainties, including failing to secure additional funding to complete the development and commercialization of its products before another company develops similar products. The Company operates in one segment and is headquartered in San Francisco, California.

        The following series of transactions between Jaguar and Napo were executed in order to separate the Company's business from Napo:

        On June 11, 2013, Jaguar issued 2,666,666 shares of common stock to Napo in exchange for cash and services. On July 1, 2013, Jaguar entered into an employee leasing and overhead agreement (the "Service Agreement") with Napo, under which Napo agreed to provide the Company with the services of certain Napo employees for research and development and the general administrative functions of the Company. On January 27, 2014, Jaguar executed an intellectual property license agreement with Napo pursuant to which Napo transferred fixed assets and development materials, and licensed intellectual property and technology to Jaguar. On February 28, 2014, the Service Agreement terminated and the associated employees became employees of Jaguar effective March 1, 2014. Included in the statement of comprehensive loss from the period of June 6, 2013 (inception) through December 31, 2014 are general and administrative expense of $459,432 and research and development expense of $115,056 that were charged to Jaguar by Napo for the services of certain employees and overhead allocations. See Note 10 for additional information regarding the capital contributions and Notes 4 and 5 for the Service Agreement and license agreement details, respectively.

        In October 2014, the Board of Directors and stockholders approved a 1-for-1.5 reverse stock split (the "Reverse Split") of the Company's outstanding shares of common stock and increased the number of authorized shares of common stock from 10,000,000 shares to 15,000,000 shares. The Company effected the Reverse Split on October 27, 2014. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into two-thirds of one share of common stock, without any action by the stockholder. Fractional shares were rounded down to the nearest whole share. All share and per share amounts have been restated to reflect the Reverse Split.

Liquidity

        The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring operating losses since inception and has an accumulated deficit of $(9,410,778) as of December 31, 2014. The Company expects to incur substantial losses in future periods. Further, the Company's future operations are dependent on the success of the Company's ongoing development and commercialization efforts. There is no assurance that profitable operations, if ever achieved, could be sustained on a continuing basis.

        The Company plans to finance its operations and capital funding needs through equity and/or debt financing as well as revenue from future product sales. However, there can be no assurance that additional funding will be available to the Company on acceptable terms on a timely basis, if at all, or that the Company will generate sufficient cash from operations to adequately fund operating needs or ultimately achieve profitability. If the Company is unable to obtain an adequate level of financing needed for the long-term development and commercialization of its products, the Company will need to curtail planned activities and reduce costs. Doing so will likely have an adverse effect on the Company's ability to execute on its business plan. These matters raise substantial doubt about the ability of the Company to continue in existence as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.